Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
VAT recoverable	25,221	18,694	2,572
Prepaid expense	6,019	5,530	761
Investment buyback receivable (1)	30,000	30,000	4,128
Loan receivable (2)	16,200	2,989	411
Other receivables	1,213	2,627	362
Prepaid expenses and other current assets	78,653	59,840	8,234

(1)	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance, subsequently.

(2)

(i) On March 2, 2023, the Company lent RMB15,000 to Hangzhou Doujin Information Technology Co., Ltd for working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 21, 2024.

(ii) On October 10, 2023, the Company lent RMB1,200 to Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its for working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 22, 2024.

(iii) During six months ended June 30, 2024, the Company made several loans to two third parties. These loans terms were for one year with no interest. As of June 30, 2024, the loan receivable amounted to RMB2,989.